PIMCO California Intermediate Municipal Bond Fund

PIMCO Funds

Supplement Dated January 18, 2012 to the
Bond Funds - Class A, Class B, Class C and Class R Prospectus (dated July 31, 2011), as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO California Intermediate Municipal Bond Fund (the "Fund")

Effective immediately, the information for Class A shares of the Fund in the Shareholder Fees table in the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees PIMCO California Intermediate Municipal Bond Fund	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%